UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22336
Large-Cap Core Research Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Large-Cap Core Research Portfolio as of December 31, 2010

PORTFOLIO OF INVESTMENTS

Common Stocks — 100.6%

Security	Shares	Value

Aerospace & Defense — 5.9%

Boeing Co. (The)	14,829	$967,740
General Dynamics Corp.	42,522	3,017,361
Lockheed Martin Corp.	32,149	2,247,537
Raytheon Co.	48,368	2,241,373
United Technologies Corp.	60,461	4,759,490

		$13,233,501

Auto Components — 0.9%

Johnson Controls, Inc.	51,930	$1,983,726

		$1,983,726

Beverages — 2.7%

Coca-Cola Co. (The)	45,463	$2,990,102
PepsiCo, Inc.	48,049	3,139,041

		$6,129,143

Biotechnology — 1.3%

Amgen, Inc.(1)	18,392	$1,009,721
Celgene Corp.(1)	23,740	1,403,983
Genzyme Corp.(1)	5,730	407,976

		$2,821,680

Capital Markets — 2.7%

Goldman Sachs Group, Inc.	16,009	$2,692,073
Invesco, Ltd.	31,772	764,434
Northern Trust Corp.	15,550	861,626
State Street Corp.	21,480	995,383
T. Rowe Price Group, Inc.	9,703	626,232

		$5,939,748

Chemicals — 2.0%

Air Products and Chemicals, Inc.	49,955	$4,543,407

		$4,543,407

Commercial Banks — 4.7%

Fifth Third Bancorp	79,803	$1,171,508
KeyCorp	154,820	1,370,157
PNC Financial Services Group, Inc.	25,778	1,565,240
U.S. Bancorp	74,348	2,005,165
Wells Fargo & Co.	140,829	4,364,291

		$10,476,361

Commercial Services & Supplies — 0.6%

Waste Management, Inc.	33,311	$1,228,177

		$1,228,177

Communications Equipment — 4.4%

Cisco Systems, Inc.(1)	115,234	$2,331,184
HTC Corp.	36,000	1,109,836
Juniper Networks, Inc.(1)	48,007	1,772,418
QUALCOMM, Inc.	45,134	2,233,682
Research In Motion, Ltd.(1)	17,321	1,006,870
Telefonaktiebolaget LM Ericsson ADR	111,837	1,289,481

		$9,743,471

Computers & Peripherals — 5.9%

Apple, Inc.(1)	35,098	$11,321,211
EMC Corp.(1)	80,582	1,845,328

		$13,166,539

Consumer Finance — 0.7%

American Express Co.	36,492	$1,566,237

		$1,566,237

Diversified Financial Services — 4.1%

Bank of America Corp.	275,309	$3,672,622
Citigroup, Inc.(1)	167,013	789,971
JPMorgan Chase & Co.	112,397	4,767,881

		$9,230,474

Diversified Telecommunication Services — 1.4%

AT&T, Inc.	69,136	$2,031,216
Verizon Communications, Inc.	32,591	1,166,106

		$3,197,322

Electric Utilities — 0.6%

American Electric Power Co., Inc.	40,042	$1,440,711

		$1,440,711

See notes to financial statements

Large-Cap Core Research Portfolio as of December 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Electrical Equipment — 0.4%

Emerson Electric Co.	15,023	$858,865

		$858,865

Energy Equipment & Services — 2.6%

Halliburton Co.	50,596	$2,065,835
Schlumberger, Ltd.	44,542	3,719,257

		$5,785,092

Food & Staples Retailing — 2.4%

Wal-Mart Stores, Inc.	64,311	$3,468,292
Walgreen Co.	46,361	1,806,225

		$5,274,517

Food Products — 1.6%

Kellogg Co.	25,938	$1,324,913
Nestle SA ADR	38,925	2,289,569

		$3,614,482

Health Care Equipment & Supplies — 1.1%

Becton, Dickinson and Co.	6,926	$585,386
Boston Scientific Corp.(1)	126,139	954,872
Covidien PLC	21,355	975,069

		$2,515,327

Health Care Providers & Services — 2.5%

AmerisourceBergen Corp.	40,425	$1,379,301
DaVita, Inc.(1)	5,869	407,837
Fresenius Medical Care AG & Co. KGaA ADR	16,516	952,808
Medco Health Solutions, Inc.(1)	17,979	1,101,573
UnitedHealth Group, Inc.	49,414	1,784,340

		$5,625,859

Hotels, Restaurants & Leisure — 1.7%

Carnival Corp.	20,132	$928,286
Marriott International, Inc., Class A	18,891	784,732
McDonald’s Corp.	27,872	2,139,455

		$3,852,473

Household Durables — 0.4%

Whirlpool Corp.	9,392	$834,291

		$834,291

Household Products — 1.6%

Colgate-Palmolive Co.	12,272	$986,301
Henkel AG & Co. KGaA ADR	21,619	1,120,945
Procter & Gamble Co.	21,232	1,365,854

		$3,473,100

Industrial Conglomerates — 1.5%

3M Co.	14,282	$1,232,537
General Electric Co.	114,763	2,099,015

		$3,331,552

Insurance — 2.6%

Aflac, Inc.	23,893	$1,348,282
Lincoln National Corp.	39,251	1,091,570
MetLife, Inc.	42,197	1,875,235
Prudential Financial, Inc.	26,937	1,581,471

		$5,896,558

Internet Software & Services — 1.8%

Google, Inc., Class A(1)	6,691	$3,974,253

		$3,974,253

IT Services — 2.7%

Accenture PLC, Class A	36,447	$1,767,315
Cognizant Technology Solutions Corp.(1)	9,168	671,923
International Business Machines Corp.	24,874	3,650,508

		$6,089,746

Leisure Equipment & Products — 0.5%

Hasbro, Inc.	23,391	$1,103,587

		$1,103,587

Machinery — 2.6%

Caterpillar, Inc.	20,307	$1,901,954
Danaher Corp.	18,070	852,362
PACCAR, Inc.	17,996	1,033,330
Parker Hannifin Corp.	22,465	1,938,729

		$5,726,375

See notes to financial statements

Large-Cap Core Research Portfolio as of December 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Media — 2.5%

McGraw-Hill Cos., Inc. (The)	36,155	$1,316,404
Time Warner Cable, Inc.	24,963	1,648,307
Walt Disney Co. (The)	67,050	2,515,045

		$5,479,756

Metals & Mining — 1.9%

BHP Billiton, Ltd. ADR	7,060	$656,015
Cliffs Natural Resources, Inc.	8,803	686,722
Freeport-McMoRan Copper & Gold, Inc.	15,636	1,877,728
United States Steel Corp.	18,912	1,104,839

		$4,325,304

Multi-Utilities — 2.8%

CMS Energy Corp.	94,301	$1,753,999
PG&E Corp.	32,224	1,541,596
Public Service Enterprise Group, Inc.	31,418	999,407
Sempra Energy	35,532	1,864,719

		$6,159,721

Multiline Retail — 1.5%

Macy’s, Inc.	55,949	$1,415,510
Target Corp.	32,514	1,955,067

		$3,370,577

Oil, Gas & Consumable Fuels — 9.4%

Apache Corp.	28,699	$3,421,782
ConocoPhillips	48,871	3,328,115
Exxon Mobil Corp.	76,484	5,592,510
Hess Corp.	38,620	2,955,975
Occidental Petroleum Corp.	27,369	2,684,899
Peabody Energy Corp.	20,488	1,310,822
Southwestern Energy Co.(1)	42,047	1,573,819

		$20,867,922

Personal Products — 0.4%

Estee Lauder Cos., Inc., Class A	12,056	$972,919

		$972,919

Pharmaceuticals — 5.5%

Abbott Laboratories	54,224	$2,597,872
Merck & Co., Inc.	87,352	3,148,166
Novartis AG ADR	9,772	576,059
Novo Nordisk A/S ADR	4,020	452,531
Pfizer, Inc.	160,190	2,804,927
Shire PLC ADR	13,104	948,468
Teva Pharmaceutical Industries, Ltd. ADR	25,503	1,329,471
Watson Pharmaceuticals, Inc.(1)	8,612	444,810

		$12,302,304

Professional Services — 0.3%

Manpower, Inc.	11,408	$715,966

		$715,966

Real Estate Investment Trusts (REITs) — 1.4%

AvalonBay Communities, Inc.	7,902	$889,370
Boston Properties, Inc.	8,882	764,740
Equity Residential	14,344	745,171
Vornado Realty Trust	8,423	701,889

		$3,101,170

Software — 4.2%

Activision Blizzard, Inc.	71,494	$889,386
Microsoft Corp.	176,372	4,924,306
Oracle Corp.	112,591	3,524,098

		$9,337,790

Specialty Retail — 2.7%

Abercrombie & Fitch Co., Class A	13,300	$766,479
Best Buy Co., Inc.	24,721	847,683
Gap, Inc. (The)	26,894	595,433
Home Depot, Inc.	58,201	2,040,527
Staples, Inc.	33,309	758,446
TJX Companies, Inc. (The)	21,252	943,377

		$5,951,945

Textiles, Apparel & Luxury Goods — 0.7%

NIKE, Inc., Class B	17,701	$1,512,019

		$1,512,019

Tobacco — 1.8%

Philip Morris International, Inc.	53,763	$3,146,748
Reynolds American, Inc.	26,416	861,690

		$4,008,438

See notes to financial statements

Large-Cap Core Research Portfolio as of December 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Wireless Telecommunication Services — 1.6%

American Tower Corp., Class A(1)	41,625	$2,149,515
Rogers Communications, Inc., Class B	38,978	1,349,808

		$3,499,323

Total Common Stocks
(identified cost $191,528,585)		$224,261,728

Short-Term Investments — 0.2%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.22%(2)(3)	$331	$331,314

Total Short-Term Investments
(identified cost $331,314)		$331,314

Total Investments — 100.8%
(identified cost $191,859,899)		$224,593,042

Other Assets, Less Liabilities — (0.8)%		$(1,738,677)

Net Assets — 100.0%		$222,854,365

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2010.

(3)	Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the year ended December 31, 2010 was $3,292 and $0, respectively.

See notes to financial statements

Large-Cap Core Research Portfolio as of December 31, 2010

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2010

Assets

Unaffiliated investments, at value (identified cost, $191,528,585)	$224,261,728
Affiliated investment, at value (identified cost, $331,314)	331,314
Dividends receivable	287,249
Interest receivable from affiliated investment	362
Tax reclaims receivable	8,287

Total assets	$224,888,940

Liabilities

Payable for investments purchased	$1,831,672
Payable to affiliates:
Investment adviser fee	121,826
Trustees’ fees	1,855
Accrued expenses	79,222

Total liabilities	$2,034,575

Net Assets applicable to investors’ interest in Portfolio	$222,854,365

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$190,120,892
Net unrealized appreciation	32,733,473

Total	$222,854,365

Statement of Operations

For the Year Ended
December 31, 2010

Investment Income

Dividends (net of foreign taxes, $45,581)	$3,856,337
Interest allocated from affiliated investments	3,489
Expenses allocated from affiliated investments	(197)

Total investment income	$3,859,629

Expenses

Investment adviser fee	$1,373,067
Trustees’ fees and expenses	9,373
Custodian fee	115,744
Legal and accounting services	38,770
Miscellaneous	9,610

Total expenses	$1,546,564

Net investment income	$2,313,065

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(2,189,007)
Investment transactions allocated from affiliated investments	153
Foreign currency transactions	3,537

Net realized loss	$(2,185,317)

Change in unrealized appreciation (depreciation) —
Investments	$21,701,564
Foreign currency	271

Net change in unrealized appreciation (depreciation)	$21,701,835

Net realized and unrealized gain	$19,516,518

Net increase in net assets from operations	$21,829,583

See notes to financial statements

Large-Cap Core Research Portfolio as of December 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Period Ended
in Net Assets	December 31, 2010	December 31, 2009(1)

From operations —
Net investment income	$2,313,065	$371,180
Net realized gain (loss) from investment and foreign currency transactions	(2,185,317)	1,120,803
Net change in unrealized appreciation (depreciation) from investments and foreign currency	21,701,835	8,918,045

Net increase in net assets from operations	$21,829,583	$10,410,028

Capital transactions —
Assets contributed by Eaton Vance Large-Cap Core Research Fund	$—	$27,129,824
Contributions	39,512,953	186,991,408
Withdrawals	(52,640,746)	(10,478,695)

Net increase (decrease) in net assets from capital transactions	$(13,127,793)	$203,642,537

Net increase in net assets	$8,701,790	$214,052,565

Net Assets

At beginning of period	$214,152,575	$100,010

At end of period	$222,854,365	$214,152,575

(1)	For the period from the start of business, November 1, 2009, to December 31, 2009.

See notes to financial statements

Large-Cap Core Research Portfolio as of December 31, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Year Ended	Period Ended
	December 31, 2010	December 31, 2009(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.73%	0.86	%(3)
Net investment income	1.09%	1.19	%(3)
Portfolio Turnover	44%	10	%(4)

Total Return	10.68%	8.63	%(4)

Net assets, end of period (000’s omitted)	$222,854	$214,153

(1)	For the period from the start of business, November 1, 2009, to December 31, 2009.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

See notes to financial statements

Large-Cap Core Research Portfolio as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Large-Cap Core Research Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio was organized on August 10, 2009 and remained inactive until November 1, 2009 except for matters related to its organization, including the sale of initial interests of $105,010 and the expensing of $5,000 of organization costs. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2010, Eaton Vance Large-Cap Core Research Fund and Eaton Vance Balanced Fund held an interest of 26.0% and 68.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

Large-Cap Core Research Portfolio as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of December 31, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed since the start of business on November 1, 2009 to December 31, 2010 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended December 31, 2010, the Portfolio’s investment adviser fee totaled $1,373,217 of which $150 was allocated

Large-Cap Core Research Portfolio as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

from Cash Management Portfolio and $1,373,067 was paid or accrued directly by the Portfolio. For the year ended December 31, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio was 0.65% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $92,092,573 and $98,800,493, respectively, for the year ended December 31, 2010.

4   Transfer of Assets

Investment operations began on November 1, 2009 with the transfer of investments and related assets by Eaton Vance Large-Cap Core Research Fund of $27,129,824, including net unrealized appreciation of $2,113,593, in exchange for an interest in the Portfolio. The transaction was structured for tax purposes to qualify as a tax free exchange under the Internal Revenue Code.

5   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$191,884,331

Gross unrealized appreciation	$34,604,964
Gross unrealized depreciation	(1,896,253)

Net unrealized appreciation	$32,708,711

The net unrealized appreciation on foreign currency at December 31, 2010 on federal income tax basis was $330.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2010.

7   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Large-Cap Core Research Portfolio as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$24,088,374	$—		$—	$24,088,374
Consumer Staples	23,472,599	—		—	23,472,599
Energy	26,653,014	—		—	26,653,014
Financials	36,210,548	—		—	36,210,548
Health Care	23,265,170	—		—	23,265,170
Industrials	25,094,436	—		—	25,094,436
Information Technology	41,201,963	1,109,836		—	42,311,799
Materials	8,868,711	—		—	8,868,711
Telecommunication Services	6,696,645	—		—	6,696,645
Utilities	7,600,432	—		—	7,600,432

Total Common Stocks	$223,151,892	$1,109,836	*	$—	$224,261,728

Short-Term Investments	$—	$331,314		$—	$331,314

Total Investments	$223,151,892	$1,441,150		$—	$224,593,042

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

Large-Cap Core Research Portfolio as of December 31, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of Large-Cap Core Research Portfolio:
We have audited the accompanying statement of assets and liabilities of Large-Cap Core Research Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2010, and the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary data for the year then ended and for the period from the start of business, November 1, 2009, to December 31, 2009. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Large-Cap Core Research Portfolio as of December 31, 2010, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for the year then ended and for the period from the start of business, November 1, 2009, to December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 17, 2011

Eaton Vance Large-Cap Core Research Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Large-Cap Core Research Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Large-Cap Core Research Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Core Research Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in foreign markets. The Board also considered the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Large-Cap Core Research Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Large-Cap Core Research Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Large-Cap Core Research Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corporation., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “Parametric” refers to Parametric Portfolio Associates LLC and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and the	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	Portfolio	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Of the Trust since 2007 and of the Portfolio since 2009	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.	175	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Of the Trust since 2005 and of the Portfolio since 2009	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	175	None

Allen R. Freedman 1940	Trustee	Of the Trust since 2007 and of the Portfolio since 2009	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	175	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 1947	Trustee	Of the Trust since 2003 and of the Portfolio since 2009	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	175	None

Ronald A. Pearlman 1940	Trustee	Of the Trust since 2003 and of the Portfolio since 2009	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	175	None

Helen Frame Peters 1948	Trustee	Of the Trust since 2008 and of the Portfolio since 2009	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	175	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Eaton Vance Large-Cap Core Research Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and the	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	Portfolio	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Noninterested Trustees (continued)

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2009	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	175	None

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007, Trustee of the Trust since 2005 and of the Portfolio since 2009	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	175	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust and the	Length of	Principal Occupation(s)
Year of Birth	Portfolio	Service	During Past Five Years

Duncan W. Richardson 1957	President of the Trust and Vice President of the Portfolio(3)	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 88 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 1959	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

John R. Baur 1970	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Maria C. Cappellano 1967	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Officer of 48 registered investment companies managed by EVM or BMR.

Michael A. Cirami 1975	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 1963	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

John H. Croft 1962	Vice President of the Trust	Since 2010	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 1972	Vice President of the Trust and President of the Portfolio(4)	Vice President of the Trust since 2007 and President of the Portfolio since 2011	Director of Equity Research and a Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Christine M. Johnston 1972	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 39 registered investment companies managed by EVM or BMR.

Aamer Khan 1960	Vice President	Of the Trust since 2005 and of the Portfolio since 2009	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Martha G. Locke 1952	Vice President of the Portfolio	Since 2009	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Eaton Vance Large-Cap Core Research Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust and the	Length of	Principal Occupation(s)
Year of Birth	Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Thomas H. Luster 1962	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Jeffrey A. Rawlins 1961	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Dana C. Robinson 1957	Vice President of the Portfolio	Since 2009	Vice President of EVM and BMR. Officer of 1 registered investment company managed by EVM or BMR.

Judith A. Saryan 1954	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 60 registered investment companies managed by EVM or BMR.

Susan Schiff 1961	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Thomas Seto 1962	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 32 registered investment companies managed by EVM or BMR.

David M. Stein 1951	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 registered investment companies managed by EVM or BMR.

Eric A. Stein 1980	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Originally joined EVM in July 2002. Prior to re-joining EVM in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York (2007-2008) and attended business school in Chicago, Illinois. Officer of 36 registered investment companies managed by EVM or BMR.

Dan R. Strelow 1959	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Mark S. Venezia 1949	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 39 registered investment companies managed by EVM or BMR.

Adam A. Weigold 1975	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 69 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2009	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	Secretary of the Trust since 2007 and of the Portfolio since 2009 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust since 2004 and of the Portfolio since 2009	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(3)	Prior to 2011, Mr. Richardson served as President of the Portfolio since 2009 and Vice President of the Trust since 2001.

(4)	Prior to 2011, Mr. Gaffney served as Vice President of the Portfolio since 2009.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Investment Advisor of
Large-Cap Core Research Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of
Eaton Vance Large-Cap Core Research Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Large-Cap Core Research Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1325-2/11	ERSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2009 and December 31, 2010 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/09	12/31/10

Audit Fees	$15,000	$20,000

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,900	$15,000

All Other Fees(3)	$0	$0

Total	$21,900	$35,000

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2009 and December 31, 2010; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/09	12/31/10

Registrant	$6,900	$15,000

Eaton Vance(1)	$288,295	$250,973

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Large-Cap Core Research Portfolio

By:	/s/ Charles B. Gaffney Charles B. Gaffney
President

Date: February 16, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date: February 16, 2011

By:	/s/ Charles B. Gaffney Charles B. Gaffney
President

Date: February 16, 2011